Subordinated liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes Subordinated Liabilities [Abstract]
Balance at beginning of year	R$ 519,230	R$ 466,246	R$ 8,097,304
Payments	(544,566)	0	(8,362,652)
Interest (Note 33)	25,336	52,984	731,594
Transfers (Note 20)	9,885,608	0	0
Balance at end of year	R$ 9,885,608	R$ 519,230	R$ 466,246